Quarterly Holdings Report
for
Fidelity SAI Sustainable Future Fund
August 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
FSP-NPRT1-1022
1.9905635.100
Common Stocks - 95.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	352	14,717
Entertainment - 0.3%
Electronic Arts, Inc.	27	3,425
Interactive Media & Services - 5.3%
Alphabet, Inc. Class C (a)	516	56,321
Zoominfo Technologies, Inc. (a)	127	5,768
		62,089
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	76	10,941
TOTAL COMMUNICATION SERVICES		91,172
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.2%
Lear Corp.	16	2,218
Hotels, Restaurants & Leisure - 2.2%
Hilton Worldwide Holdings, Inc.	100	12,736
Marriott International, Inc. Class A	90	13,837
		26,573
Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. (a)	130	16,480
Multiline Retail - 1.8%
Dollar General Corp.	53	12,583
Target Corp.	56	8,979
		21,562
Specialty Retail - 2.1%
Lowe's Companies, Inc.	83	16,114
The Home Depot, Inc.	30	8,653
		24,767
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	40	4,258
TOTAL CONSUMER DISCRETIONARY		95,858
CONSUMER STAPLES - 5.9%
Beverages - 4.9%
Diageo PLC	439	19,073
Keurig Dr. Pepper, Inc.	343	13,075
The Coca-Cola Co.	412	25,425
		57,573
Household Products - 1.0%
Kimberly-Clark Corp.	37	4,718
The Clorox Co.	47	6,784
		11,502
TOTAL CONSUMER STAPLES		69,075
ENERGY - 5.1%
Energy Equipment & Services - 2.2%
Baker Hughes Co. Class A	409	10,331
Halliburton Co.	309	9,310
Schlumberger Ltd.	159	6,066
		25,707
Oil, Gas & Consumable Fuels - 2.9%
Cheniere Energy, Inc.	58	9,290
EOG Resources, Inc.	50	6,065
EQT Corp.	160	7,648
Hess Corp.	61	7,368
Range Resources Corp.	134	4,403
		34,774
TOTAL ENERGY		60,481
FINANCIALS - 12.0%
Banks - 4.1%
Bank of America Corp.	520	17,477
Huntington Bancshares, Inc.	1,446	19,376
Wells Fargo & Co.	268	11,714
		48,567
Capital Markets - 3.7%
BlackRock, Inc. Class A	13	8,663
Intercontinental Exchange, Inc.	169	17,044
Morgan Stanley	113	9,630
Raymond James Financial, Inc.	85	8,871
		44,208
Consumer Finance - 0.8%
American Express Co.	61	9,272
Insurance - 3.4%
Arthur J. Gallagher & Co.	83	15,070
MetLife, Inc.	130	8,363
The Travelers Companies, Inc.	100	16,164
		39,597
TOTAL FINANCIALS		141,644
HEALTH CARE - 18.6%
Biotechnology - 3.8%
AbbVie, Inc.	106	14,253
Regeneron Pharmaceuticals, Inc. (a)	24	13,945
Vertex Pharmaceuticals, Inc. (a)	58	16,342
		44,540
Health Care Providers & Services - 6.5%
Centene Corp. (a)	114	10,230
Cigna Corp.	58	16,440
Humana, Inc.	28	13,490
UnitedHealth Group, Inc.	71	36,872
		77,032
Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	131	16,801
Thermo Fisher Scientific, Inc.	24	13,088
		29,889
Pharmaceuticals - 5.8%
AstraZeneca PLC sponsored ADR	142	8,858
Bristol-Myers Squibb Co.	149	10,044
Eli Lilly & Co.	96	28,918
Merck & Co., Inc.	124	10,585
Zoetis, Inc. Class A	63	9,861
		68,266
TOTAL HEALTH CARE		219,727
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.9%
Lockheed Martin Corp.	24	10,083
Northrop Grumman Corp.	26	12,428
		22,511
Building Products - 1.7%
Carrier Global Corp.	178	6,963
The AZEK Co., Inc. (a)	223	4,070
Trane Technologies PLC	61	9,398
		20,431
Construction & Engineering - 0.6%
Quanta Services, Inc.	49	6,924
Electrical Equipment - 0.8%
Eaton Corp. PLC	73	9,975
Industrial Conglomerates - 0.9%
Honeywell International, Inc.	57	10,793
Machinery - 1.4%
Caterpillar, Inc.	33	6,095
Deere & Co.	28	10,227
		16,322
Professional Services - 0.2%
Equifax, Inc.	11	2,076
TOTAL INDUSTRIALS		89,032
INFORMATION TECHNOLOGY - 22.6%
IT Services - 5.6%
Accenture PLC Class A	58	16,731
MasterCard, Inc. Class A	97	31,464
Visa, Inc. Class A	92	18,281
		66,476
Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices, Inc.	21	3,182
Applied Materials, Inc.	72	6,773
Lam Research Corp.	16	7,007
Marvell Technology, Inc.	260	12,173
onsemi (a)	89	6,121
Qualcomm, Inc.	76	10,053
SolarEdge Technologies, Inc. (a)	11	3,036
		48,345
Software - 8.0%
Adobe, Inc. (a)	68	25,394
Intuit, Inc.	7	3,022
Microsoft Corp.	252	65,891
		94,307
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	373	58,643
TOTAL INFORMATION TECHNOLOGY		267,771
MATERIALS - 3.6%
Chemicals - 1.7%
CF Industries Holdings, Inc.	82	8,484
The Mosaic Co.	79	4,256
Valvoline, Inc.	257	7,471
		20,211
Containers & Packaging - 0.3%
Avery Dennison Corp.	17	3,122
Metals & Mining - 1.6%
Newmont Corp.	266	11,002
Steel Dynamics, Inc.	105	8,476
		19,478
TOTAL MATERIALS		42,811
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	22	5,589
Prologis (REIT), Inc.	72	8,965
SL Green Realty Corp.	131	5,786
Weyerhaeuser Co.	60	2,050
		22,390
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	93	7,343
TOTAL REAL ESTATE		29,733
UTILITIES - 1.6%
Electric Utilities - 1.6%
NextEra Energy, Inc.	198	16,842
Verbund AG	23	2,204
		19,046
TOTAL COMMON STOCKS (Cost $1,239,776)		1,126,350

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (b) (Cost $44,469)	44,460	44,469

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $1,284,245)	1,170,819
NET OTHER ASSETS (LIABILITIES) - 1.1%	12,614
NET ASSETS - 100.0%	1,183,433

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	19,723	256,718	231,972	270	-	-	44,469	0.0%
Total	19,723	256,718	231,972	270	-	-	44,469

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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